INCOME TAXES - Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Net loss before provision for income taxes	$ 53,782,000	$ 84,545,000	$ 196,657,000
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ 13,446,000	$ 21,136,000	$ 49,164,000
Impairment of goodwill			(35,914,000)
Reversal of taxable deemed interest income from inter-company interest-free loans			1,354
Fair value change on warrants	(52)	(79)	500
Non-deductible loss and SBC expenses not deductible for tax purposes	(3,075,000)	(13,783,000)	(13,262,000)
Effect of income tax rate differences in jurisdictions other than the PRC	(1,636,000)	(1,721,000)	(437,000)
NOL not applicable for carryforward		(288)	(193)
Change in valuation allowance	(8,455)	(5,339)	(483)
Income tax benefit (expenses)	$ 228,000	$ (74,000)	$ 729,000
Effective tax rates	0.00%	0.00%	0.38%